Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Feb. 29, 2024
Property Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Minimum | Electronic Equipment
Property Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Minimum | Office Equipment & Furniture
Property Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Minimum | Motor Vehicles
Property Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Maximum | Electronic Equipment
Property Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Maximum | Office Equipment & Furniture
Property Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Maximum | Motor Vehicles
Property Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years